Investment in Limited Liability Company	6 Months Ended
Jun. 30, 2026
Investment in Limited Liability Company [Abstract]
INVESTMENT IN LIMITED LIABILITY COMPANY

NOTE 7: INVESTMENT IN LIMITED LIABILITY COMPANY

The Company owns a 49 percent membership interest in WYCLIFFE TRINITY LLC (the “LLC”), which commenced operations in 2023. As of June 30, 2026 and December 31, 2025, the Company’s investment in the LLC totaled $0 and $0, respectively.